INCOME AND EXPENSES - Summary of Other Income Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income [Abstract]
Government grants	€ 0	€ 1,023	€ 1,865
Gain on disposal of fixed assets	0	6	546
Gain from cancellation of leases	1,097	1,036	64
Other income	451	297	108
Total other income	1,548	2,362	2,583
Other operating expense [Abstract]
Impairment of receivable	0	(6)	0
Loss on disposal of fixed assets	0	(5)	(5)
Other charges	0	(6,842)	(6,906)
Total other expenses	€ 0	€ (6,853)	€ (6,911)